Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended
	Dec. 08, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222038
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,083	$ 10,121	$ 10,162	$ 10,091	$ 9,951	$ 9,753	$ 9,637	$ 9,544	$ 9,659	$ 9,779	$ 9,865	$ 10,013	$ 10,209	$ 10,332	$ 10,626	$ 10,723	$ 10,915	$ 11,026	$ 11,235	$ 11,367	$ 11,530	$ 11,552
C000222039
Account Value [Line Items]
Accumulated Value	500,000	504,292	506,334	508,512	505,104	498,217	488,450	482,725	478,221	484,094	489,706	494,685	502,230	512,176	518,523	533,377	538,419	547,611	553,908	564,575	571,348	579,115	580,954
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,822	9,808	9,968	9,909	9,562	9,002	8,820	8,636	8,633	8,809	8,715	8,738	8,920	8,924	9,351	9,339	9,438	9,411	9,644	9,871	10,029	9,894
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	491,107	490,403	498,419	495,429	478,121	450,082	441,022	431,818	431,639	440,437	435,759	436,913	446,000	446,187	467,555	466,951	471,905	470,544	482,219	493,573	501,449	494,699
Bloomberg 1-3 Year U.S. Corporate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,028	10,056	10,063	10,005	9,876	9,756	9,678	9,651	9,708	9,831	9,908	10,070	10,231	10,343	10,626	10,723	10,871	10,999	11,189	11,329	11,464	11,489
Bloomberg 1-3 Year U.S. Corporate Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 501,375	$ 502,782	$ 503,129	$ 500,247	$ 493,805	$ 487,789	$ 483,898	$ 482,548	$ 485,408	$ 491,543	$ 495,415	$ 503,510	$ 511,526	$ 517,174	$ 531,289	$ 536,130	$ 543,566	$ 549,931	$ 559,454	$ 566,450	$ 573,222	$ 574,461